Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Interest received	$ 100,757	$ 163,856
Royalty and license income received	1,570	33,176
Grant income received	0	26,950
Payment of lease interest	(2,960)	(2,794)
Payments to suppliers, employees and for research & development and intellectual property costs (inclusive of GST)	(33,826,440)	(24,426,278)
Research and development tax incentive scheme credit received	4,972,898	5,699,649
Net cash flows used in operating activities	(28,754,175)	(18,505,441)
Cash flows from investing activities:
Purchase of plant and equipment	(1,651)	(7,293)
Cash received on disposal of financial asset	0	670,973
Net cash flows used in investing activities	(1,651)	663,680
Cash flows from financing activities:
Payment of lease liabilities	(45,714)	(57,779)
Net proceeds on issue of ordinary shares	0	105,477,591
Net proceeds on issue of pre-funded warrants	0	11,546,029
Cash received for ordinary shares issued on exercise of options	257,174	0
Net cash flows provided by financing activities	211,460	116,965,841
Net (decrease)/increase in cash and cash equivalents	(28,544,366)	99,124,080
Effects of exchange rate changes on the balance of cash held in foreign currencies	(1,375,143)	14,351,800
Cash and cash equivalents at beginning of period	118,193,177	42,650,858
Cash and cash equivalents at end of period	$ 88,273,668	$ 156,126,738